THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 81.0%

	Shares	Value
BRAZIL — 1.0%
JBS	3,700	$25,209

CHINA — 6.1%
360 DigiTech ADR	200	4,586
Asymchem Laboratories Tianjin, Cl A	100	6,840
Bank of Communications, Cl A	9,600	6,960
BeiGene ADR *	100	27,093
China International Marine Containers Group, Cl A	14,800	39,938
Contemporary Amperex Technology, Cl A	100	9,247
COSCO SHIPPING Holdings, Cl A *	3,200	9,405
Daqo New Energy ADR *	200	8,064
Gaotu Techedu ADR *	2,600	5,044
Gigadevice Semiconductor Beijing, Cl A	200	5,531
Guangzhou Tinci Materials Technology, Cl A	300	5,409
Legend Biotech ADR *	200	9,322
Quectel Wireless Solutions, Cl A	400	12,826
Shanghai Putailai New Energy Technology, Cl A	200	5,051
		155,316
GREECE — 0.4%
Eurobank Ergasias Services and Holdings *	10,678	10,824

HONG KONG — 27.5%
COMMUNICATION SERVICES — 2.9%
China Tower, Cl H	84,000	9,266
Tencent Holdings	1,100	64,451
		73,717
CONSUMER DISCRETIONARY — 4.8%
Alibaba Group Holding *	2,000	30,502
Bosideng International Holdings	12,000	7,557
China Meidong Auto Holdings	2,000	10,313
China Yongda Automobiles Services Holdings	13,500	18,078
Dongfeng Motor Group, Cl H *	12,000	9,974
Jiumaojiu International Holdings	3,000	5,272
Li Ning	3,500	38,316
Yadea Group Holdings	2,000	3,899
		123,911
CONSUMER STAPLES — 2.6%
Nongfu Spring, Cl H	6,800	44,875
Want Want China Holdings	21,000	19,286
		64,161

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value
ENERGY — 1.3%
China Coal Energy, Cl H	8,000	$4,618
PetroChina, Cl H	64,000	28,485
		33,103
FINANCIALS — 4.1%
Bank of Communications, Cl H	35,000	21,145
China Cinda Asset Management, Cl H	37,000	6,739
China International Capital, Cl H	2,400	6,619
China Taiping Insurance Holdings	6,600	9,058
CITIC Securities, Cl H	6,000	15,661
Haitong Securities, Cl H	10,800	9,572
People's Insurance Group of China, Cl H	34,000	10,292
PICC Property & Casualty, Cl H	28,000	22,878
		101,964
HEALTH CARE — 2.9%
China Medical System Holdings	6,000	10,020
China Resources Pharmaceutical Group	12,000	5,464
CSPC Pharmaceutical Group	6,000	6,518
Genscript Biotech *	2,000	8,850
Sino Biopharmaceutical	46,000	32,215
Sinopharm Group, Cl H	5,200	11,312
		74,379
INDUSTRIALS — 3.7%
China Communications Services, Cl H	10,000	4,874
China State Construction International Holdings	8,000	9,943
CITIC	24,000	23,704
Orient Overseas International	1,000	24,537
Sinotruk Hong Kong	2,500	3,848
SITC International Holdings	6,000	21,703
Zhejiang Expressway, Cl H	6,000	5,349
		93,958
INFORMATION TECHNOLOGY — 2.6%
Kingboard Laminates Holdings	3,500	5,953
Lenovo Group	28,000	32,179
Sunny Optical Technology Group	900	28,467
		66,599
REAL ESTATE — 1.3%
A-Living Smart City Services	2,500	4,265
China Overseas Property Holdings	5,000	5,304
China Resources Mixc Lifestyle Services	2,400	11,190

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value
REAL ESTATE (continued)
CIFI Ever Sunshine Services Group	2,000	$3,099
Shimao Group Holdings	7,000	4,579
Yuexiu Property	6,000	5,287
		33,724
UTILITIES — 1.3%
China Power International Development	14,000	9,428
Kunlun Energy	24,000	22,503
		31,931
		697,447
HUNGARY — 0.5%
MOL Hungarian Oil & Gas	1,634	12,705

MALAYSIA — 3.2%
Hartalega Holdings	7,800	10,728
Kossan Rubber Industries	87,500	40,327
Nestle Malaysia	300	9,664
Supermax	23,250	8,204
Top Glove	20,000	12,434
		81,357
MEXICO — 0.6%
Alpek, Cl A	13,300	14,460

PHILIPPINES — 0.8%
Globe Telecom	105	6,840
International Container Terminal Services	3,520	13,806
		20,646
POLAND — 1.4%
Cyfrowy Polsat	738	6,357
Dino Polska *	126	11,483
LPP	4	17,071
		34,911
RUSSIA — 4.4%
Gazprom Neft PJSC	7,820	56,800
Novolipetsk Steel PJSC	6,830	19,818
PhosAgro PJSC GDR	588	15,464
Severstal PAO	917	19,624
		111,706
SOUTH AFRICA — 1.4%
Capitec Bank Holdings	81	10,352
Kumba Iron Ore	247	7,121

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value
SOUTH AFRICA (continued)
MTN Group *	401	$4,289
Woolworths Holdings	4,411	14,333
		36,095
SOUTH KOREA — 12.7%
BGF retail	31	3,794
BNK Financial Group	7,606	53,746
DB HiTek	161	9,846
DB Insurance	188	8,540
Ecopro	43	18,115
Hansol Chemical	81	20,816
Hyosung TNC	93	40,760
Hyundai Mobis	33	7,065
Kia	440	30,425
LG Innotek	56	17,148
Samsung Electronics	866	57,041
Samsung Engineering *	632	12,175
Samsung Securities	252	9,518
SK Bioscience *	97	18,360
S-Oil	169	12,184
Woori Financial Group	357	3,814
		323,347
TAIWAN — 15.2%
Asustek Computer	1,000	13,590
Elan Microelectronics	8,000	49,156
Gigabyte Technology	10,000	56,204
Himax Technologies ADR	1,300	20,787
Micro-Star International	3,000	17,403
Novatek Microelectronics	1,000	19,482
Realtek Semiconductor	1,000	20,964
Silicon Motion Technology ADR	200	19,006
SinoPac Financial Holdings	42,000	24,516
Synnex Technology International	5,000	11,964
Taiwan Semiconductor Manufacturing	6,000	133,372
		386,444
THAILAND — 1.7%
Digital Telecommunications Infrastructure Fund, Cl F	44,400	18,475
KCE Electronics	7,000	18,441
PTT Global Chemical	2,800	4,924
		41,840

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value
TURKEY — 1.8%
Akbank	8,612	$4,669
Eregli Demir ve Celik Fabrikalari	6,654	14,110
KOC Holding	3,068	6,557
Turkiye Garanti Bankasi	9,343	7,929
Turkiye Petrol Rafinerileri *	461	5,360
Turkiye Sise ve Cam Fabrikalari	7,034	7,087
		45,712
UNITED ARAB EMIRATES — 2.3%
International Holding PJSC *	1,384	57,273

TOTAL COMMON STOCK
(Cost $2,020,284)		2,055,292

EXCHANGE TRADED FUNDS — 9.9%

UNITED STATES — 9.9%
Franklin FTSE India ETF	2,500	79,721
iShares MSCI India ETF	2,500	114,600
iShares MSCI Taiwan ETF	850	56,618

TOTAL EXCHANGE TRADED FUNDS
(Cost $244,589)		250,939

PREFERRED STOCK — 5.2%

BRAZIL — 4.6%
Braskem (A)	800	8,277
Cia Energetica de Minas Gerais (A)	4,800	11,298
Gerdau (A)	6,000	29,365
Metalurgica Gerdau (A)	33,500	68,443
		117,383
COLOMBIA — 0.6%
Bancolombia (A)	1,795	14,113

TOTAL PREFERRED STOCK
(Cost $135,079)		131,496

TOTAL INVESTMENTS— 96.1%
(Cost $2,399,952)		$2,437,727

Percentages are based on Net Assets of $2,536,968.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

As of December 31, 2021, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and discloser under U.S. generally accepted accounting principles.

For the period ended December 31, 2021 there were no transfers in our out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAY-QH-002-0100

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.6%

	Shares	Value
CANADA — 3.2%
Absolute Software	73,587	$690,925
Baytex Energy *	71,172	220,308
Loblaw	3,061	251,152
Power Corp of Canada	11,298	373,872
Summit Industrial Income ‡	55,744	1,037,077
West Fraser Timber	2,074	198,148
WSP Global	1,551	225,476
		2,996,958
FRANCE — 2.7%
Arkema	1,163	163,800
Carrefour	12,314	225,527
Dassault Systemes	13,195	784,933
Sartorius Stedim Biotech	580	318,180
Television Francaise 1	56,273	558,346
Valneva *	16,009	446,035
		2,496,821
GERMANY — 2.9%
Daimler	4,636	356,340
HelloFresh *	3,478	267,134
Merck KGaA	2,609	673,501
zooplus *	2,609	1,423,549
		2,720,524
HONG KONG — 1.5%
CK Hutchison Holdings	52,542	338,990
First Pacific	1,211,209	445,874
Techtronic Industries	30,610	609,349
		1,394,213
JAPAN — 4.0%
AGC	3,907	186,266
BML	5,840	181,304
ENEOS Holdings	60,215	225,006
Hokuetsu	52,865	330,076
Inpex	19,635	170,850
Konica Minolta	250,466	1,139,717
Mitsubishi Chemical Holdings	25,657	189,829
Nippon Telegraph & Telephone	20,199	552,532
Nippon Yusen	3,343	254,307
Toshiba	7,955	326,752
Yamaha Motor	6,827	163,568
		3,720,207

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value
SINGAPORE — 0.7%
Golden Agri-Resources	3,322,232	$603,751

SWITZERLAND — 0.8%
Aryzta *	262,039	328,142
Sensirion Holding *	2,615	382,858
		711,000
TAIWAN — 0.3%
Sea ADR *	1,306	292,165

UNITED KINGDOM — 3.2%
AstraZeneca	5,082	597,332
Indivior *	119,921	417,436
Kainos Group	32,644	847,592
Spirax-Sarco Engineering	1,595	346,734
TCS Group Holding GDR	4,642	392,528
Tesco	85,396	335,310
		2,936,932
UNITED STATES — 78.3%
COMMUNICATION SERVICES — 2.7%
Alphabet, Cl A *	723	2,094,560
Meta Platforms, Cl A *	436	146,649
ViacomCBS, Cl B	7,976	240,716
		2,481,925
CONSUMER DISCRETIONARY — 8.7%
Amazon.com *	287	956,956
AutoZone *	435	911,930
Dillard's, Cl A	725	177,640
Domino's Pizza	725	409,139
eBay	14,923	992,379
Expedia Group *	3,336	602,882
Golden Entertainment *	4,645	234,712
O'Reilly Automotive *	1,307	923,043
Pool	868	491,288
Red Rock Resorts, Cl A *	8,992	494,650
Tesla *	1,158	1,223,751
Yum! Brands	4,208	584,323
		8,002,693
CONSUMER STAPLES — 4.2%
Albertsons, Cl A	7,834	236,508
Coca-Cola Consolidated	2,031	1,257,575
Costco Wholesale	3,627	2,059,048

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value
CONSUMER STAPLES (continued)
Philip Morris International	3,339	$317,205
		3,870,336
ENERGY — 1.9%
ConocoPhillips	4,639	334,843
Marathon Petroleum	4,788	306,384
Northern Oil and Gas	11,325	233,069
Oasis Petroleum	6,673	840,731
		1,715,027
FINANCIALS — 8.9%
Alleghany *	290	193,601
American National Group	7,687	1,451,613
Aon, Cl A	872	262,088
Apollo Global Management	3,484	252,346
Athene Holding, Cl A *	2,614	217,825
Blackstone	2,030	262,662
Blucora *	20,891	361,832
Carlyle Group	3,335	183,091
Cincinnati Financial	1,887	214,986
Credit Acceptance *	1,885	1,296,277
Hartford Financial Services Group	2,466	170,253
Loews	4,353	251,429
S&P Global	2,758	1,301,583
Santander Consumer USA Holdings	40,740	1,711,895
		8,131,481
HEALTH CARE — 15.0%
Anthem	3,340	1,548,224
Bio-Rad Laboratories, Cl A *	435	328,673
Dexcom *	290	155,715
Eli Lilly	5,813	1,605,667
Humana	725	336,299
Innoviva *	73,869	1,274,240
IQVIA Holdings *	3,772	1,064,232
Johnson & Johnson	2,174	371,906
Merck	13,059	1,000,842
Mettler-Toledo International *	436	739,984
Moderna *	1,890	480,022
Molina Healthcare *	1,160	368,973
Pfizer	15,834	934,998
Quest Diagnostics	2,179	376,989
Regeneron Pharmaceuticals *	1,450	915,704

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value
HEALTH CARE (continued)
UnitedHealth Group	437	$219,435
Vertex Pharmaceuticals *	4,500	988,200
Waters *	1,160	432,216
West Pharmaceutical Services	1,309	613,934
		13,756,253
INDUSTRIALS — 6.2%
Encore Wire	13,920	1,991,952
Generac Holdings *	1,165	409,987
Nordson	1,159	295,858
Northrop Grumman	1,163	450,162
Old Dominion Freight Line	2,175	779,476
Robert Half International	2,467	275,120
United Parcel Service, Cl B	7,398	1,585,687
		5,788,242
INFORMATION TECHNOLOGY — 24.4%
Apple	18,116	3,216,858
Arista Networks *	4,211	605,331
Automatic Data Processing	6,814	1,680,196
Check Point Software Technologies *	1,889	220,182
Crowdstrike Holdings, Cl A *	1,018	208,435
Dell Technologies, Cl C *	5,513	309,665
Fair Isaac *	581	251,962
Fortinet *	2,615	939,831
Gartner *	1,744	583,054
Keysight Technologies *	3,624	748,392
Microsoft	18,068	6,076,630
Monolithic Power Systems	870	429,197
NetApp	4,352	400,340
NortonLifeLock	10,602	275,440
NVIDIA	2,031	597,337
Oracle	24,626	2,147,633
Palo Alto Networks *	1,887	1,050,606
Paychex	7,108	970,242
Seagate Technology Holdings	3,917	442,543
VeriSign *	1,888	479,212
VMware, Cl A *	2,034	235,700
Zebra Technologies, Cl A *	1,017	605,318
Zscaler *	581	186,693
		22,660,797

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value
MATERIALS — 0.9%
AdvanSix	3,625	$171,281
International Paper	7,687	361,135
Westrock	5,512	244,512
		776,928
REAL ESTATE — 2.1%
American Tower ‡	5,080	1,485,900
Mid-America Apartment Communities ‡	2,179	499,950
		1,985,850
UTILITIES — 3.3%
CMS Energy	6,238	405,782
Evergy	5,075	348,196
Macquarie Infrastructure Holdings *	585,667	2,137,685
NRG Energy	5,222	224,964
		3,116,627
		72,286,159
TOTAL COMMON STOCK
(Cost $86,711,267)		90,158,730

EXCHANGE TRADED FUND — 2.4%

UNITED STATES — 2.4%
iShares MSCI World ETF	16,215	2,194,214

TOTAL EXCHANGE TRADED FUND
(Cost $2,114,630)		2,194,214
TOTAL INVESTMENTS— 100.0%
(Cost $88,825,897)		$92,352,944

Percentages are based on Net Assets of $92,394,644.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

As of December 31, 2021, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and discloser under U.S. generally accepted accounting principles.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2021 (UNAUDITED)

For the period ended December 31, 2021 there were no transfers in our out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAY-QH-003-0100